Fair Value Measurements - Additional Information (Details) - shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding (in shares)	1,002,024	93,835	20	1
Febuary 2018 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Number of warrants outstanding (in shares)	125,000